Note 13 - Employee Benefits (Details) - Activities Under all Plans (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Unvested Options	3,000
Total all plans	121,053
Total all plans	3,000
Total all plans (in Dollars per share)	$ 22.40
Total all plans (in Dollars per share)	$ 4.41
Shares Available for Grant	121,053
Restricted Shares Outstanding	3,000
Award Value/ Weighted Average Exercise Price (in Dollars per share)	$ 22.40
Restricted Stock [Member] | 2001 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Restricted Shares Outstanding		0		5,441
Unvested Options	0	0	0	5,441
Shares Available Grant Forfeited/expired		0
Restricted Shares Forfeited/expired		0
Restricted Shares Vested		0	(5,441)
Unvested Options Vested		0	(5,441)
Total all plans	0	0	0	5,441
Restricted Shares Outstanding	0	0	0	5,441
Restricted Stock [Member] | 2009 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Restricted Shares Outstanding	148,333	162,770	134,043
Unvested Options	101,806	148,333	162,770
Restricted Shares Granted	31,276	36,030	78,000
Unvested Options Granted	31,276	36,030	78,000
Restricted Shares Forfeited	(4,500)	(392)
Unvested Options Forfeited	(4,500)	(392)
Shares Available Grant Forfeited/expired		0	(448)
Restricted Shares Forfeited/expired		0	(448)
Restricted Shares Vested	(73,303)	(50,075)	(48,825)
Unvested Options Vested	(73,303)	(50,075)	(48,825)
Total all plans	101,806	148,333	162,770
Restricted Shares Outstanding	101,806	148,333	162,770
Restricted Stock [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Unvested Options	101,806
Total all plans	101,806
Restricted Shares Outstanding	101,806
Employee Stock Option [Member] | 2001 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Options Outstanding		139,450		139,450
Options Forfeited/expired		(93,910)
Options Vested		0	0
Total all plans	45,540	45,540	139,450	139,450
Options Outstanding	45,540	45,540	139,450	139,450
Employee Stock Option [Member] | 2009 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Options Outstanding	15,000	15,000	15,000
Options Granted	0	0	0
Options Forfeited	0	0
Cancelled	0
Options Forfeited/expired		0	0
Options Vested	0	0	0
Total all plans	15,000	15,000	15,000
Options Outstanding	15,000	15,000	15,000
Employee Stock Option [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Total all plans	60,540
Options Outstanding	60,540
2001 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Shares Available for Grant		0		0
Restricted Shares Outstanding		72,516	93,808
Award Value/ Weighted Average Exercise Price (in Dollars per share)		$ 20.07		$ 20.07
Unvested Options	0	0	72,516
Weighted Average Grant Date Fair Value (in Dollars per share)		$ 1.43		$ 1.43
Shares Available Grant Forfeited/expired		0
Restricted Shares Forfeited/expired		0
Award Value/Weighted Average Exercise Price Forfeited/expired (in Dollars per share)		$ 16.13
Unvested Options Forfeited/expired		0
Unvested Options Forfeited/expired Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0
Shares Available Grant Vested		0	0
Restricted Shares Vested		(72,516)	(21,292)
Award Value/Weighted Average Exercise Price Vested (in Dollars per share)		$ 0	$ 0
Unvested Options Vested		(72,516)	(21,292)
Unvested Options Vested Weighted Average Grant Date Fair Value (in Dollars per share)		$ 1.43	$ 1.43
Total all plans	0	0	0	0
Total all plans	0	0	72,516
Total all plans	45,540
Total all plans (in Dollars per share)	$ 28.21	$ 28.21	$ 20.07	$ 20.07
Shares Available for Grant	0	0	0	0
Restricted Shares Outstanding	0	0	72,516
Options Outstanding	45,540
Award Value/ Weighted Average Exercise Price (in Dollars per share)	$ 28.21	$ 28.21	$ 20.07	$ 20.07
Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0	$ 0	$ 1.43	$ 1.43
2009 Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Shares Available for Grant	121,965	70,821	163,883	350,000
Restricted Shares Outstanding	6,000	9,000	12,000
Award Value/ Weighted Average Exercise Price (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77
Unvested Options	3,000	6,000	9,000
Weighted Average Grant Date Fair Value (in Dollars per share)	$ 4.41	$ 4.41	$ 4.41
Shares Available Grant Granted	(37,531)	(43,236)	(93,600)
Restricted Shares Granted		0	0
Unvested Options Granted		0	0
Unvested Options Granted Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0	$ 0
Options Granted Vesting Period	3 years	3 years	3 years
Shares Available Grant Forfeited	5,400	470
Restricted Shares Forfeited		0
Award Value/Weighted Average Exercise Price Forfeited (in Dollars per share)		$ 0
Unvested Options Forfeited		0
Unvested Options Forfeited Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0
Cancelled	31,219
Shares Available Grant Forfeited/expired		93,910	538
Restricted Shares Forfeited/expired		93,910	538
Award Value/Weighted Average Exercise Price Forfeited/expired (in Dollars per share)		$ 0	$ 0
Unvested Options Forfeited/expired		0	0
Unvested Options Forfeited/expired Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0	$ 0
Shares Available Grant Vested		0	0
Restricted Shares Vested	(3,000)	(3,000)	(3,000)
Award Value/Weighted Average Exercise Price Vested (in Dollars per share)		$ 0	$ 0
Unvested Options Vested	(3,000)	(3,000)	(3,000)
Unvested Options Vested Weighted Average Grant Date Fair Value (in Dollars per share)	$ 4.41	$ 4.41	$ 4.41
Total all plans	121,053	121,965	70,821	350,000
Total all plans	3,000	6,000	9,000
Total all plans (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77
Shares Available for Grant	121,053	121,965	70,821	350,000
Restricted Shares Outstanding	3,000	6,000	9,000
Award Value/ Weighted Average Exercise Price (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77
Weighted Average Grant Date Fair Value (in Dollars per share)	$ 4.41	$ 4.41	$ 4.41